Document and Entity Information shares in Thousands	12 Months Ended
Dec. 31, 2016 shares
Document and Entity Information
Entity Registrant Name	TRANSCANADA PIPELINES LTD
Entity Central Index Key	0000099070
Document Type	40-F
Document Period End Date	Dec. 31, 2016
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	859,135
Document Fiscal Year Focus	2016
Document Fiscal Period Focus	FY